Principal activities and organization - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity, Primary Beneficiary [Member]
Registered Capital and PRC Statutory Reserves	¥ 714.5	¥ 641.3
Yixin Group Limited (Yixin) [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	44.50%	44.80%